Revenue from Contracts with Customers - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Contract with Customer, Performance Obligation Satisfied in Previous Period	$ 21,266,000	$ 3,825,000
Remaining performance obligations	2,456,236,000
Company revenue	$ 244,793,000	$ 188,871,000
Minimum [Member]
Disaggregation of Revenue [Line Items]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	12 years
Maximum [Member]
Disaggregation of Revenue [Line Items]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	18 years
SOLV Energy Holdings LLC [Member]
Disaggregation of Revenue [Line Items]
Contract with Customer, Performance Obligation Satisfied in Previous Period			$ 69,289	$ 12,840	$ 40,208
Remaining performance obligations			2,023,670	981,961	959,896
Company revenue			$ 240,375	$ 165,302	$ 92,120
SOLV Energy Holdings LLC [Member] | Minimum [Member]
Disaggregation of Revenue [Line Items]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period			12 years
SOLV Energy Holdings LLC [Member] | Maximum [Member]
Disaggregation of Revenue [Line Items]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period			18 years